Financial Income and Expenses - Additional Information (Details) € in Thousands	12 Months Ended
Dec. 31, 2024 EUR (€)
Disclosure Of Financial Income And Expenses [Line Items]
Foreign exchange gain (loss)	€ (735)
OCEANE
Disclosure Of Financial Income And Expenses [Line Items]
Proportion of payment of coupons rate (as a percent)	3.50%
Proportion of discount of bond debt at effective interest rate (as a percent)	8.80%